Provisions - Schedule of Provision Balance Changes (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Provisions [Line Items]
Opening Balances	$ 177,827	$ 214,903
Provisions applied	(93,692)	(140,837)
Provisions recorded		144,467
Provisions established	(154,014)
Provisions released	(97,955)	(50,835)
Other movements	(5,104)	10,129
Ending Balance	135,090	177,827
Provisions for personnel salaries and expenses [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	102,877	99,945
Provisions applied	(55,487)	(71,020)
Provisions recorded		82,456
Provisions established	(133,055)
Provisions released	(85,078)	(17,514)
Other movements	(4,628)	9,010
Ending Balance	90,739	102,877
Provisions for mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	38,120	51,614
Provisions applied	(38,120)	(51,614)
Provisions recorded		38,120
Ending Balance		38,120
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	34,271	45,848
Provisions applied		(23,804)
Provisions recorded		18,483
Provisions established	(16,366)
Provisions released	(10,861)	(6,954)
Other movements	(1)	698
Ending Balance	39,775	34,271
Provisions for contingencies [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	2,559	17,496
Provisions applied	(85)	5,601
Provisions recorded		5,408
Provisions established	(4,593)
Provisions released	(2,016)	(26,367)
Other movements	(475)	421
Ending Balance	$ 4,576	$ 2,559